Other income	6 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other income
Note 5. Other income

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000

ERS Revenue	1,405	527	3,031	527
Insurance income	1,699	-	1,699	-
Other income	341	-	340	-

Total other income	3,444	527	5,070	527
Other income comprises income generated from an Emergency Response Service (“ERS”) program entered into in Texas. This ERS program is a demand response program designed to help Electric Reliability Council of Texas (“ERCOT”) mitigate rolling blackouts. The Group receives recurring capacity payments for agreeing to curtail electricity consumption in response to abnormally high electricity demand or other grid emergencies. Other income is generated by the Group’s participation in this program at the site in Childress, Texas, and the revenue is recognized on a monthly basis depending on electricity related factors as determined by the operator.
Other income also includes insurance income related to insurance recovery of theft of mining hardware in transit (Refer to note 6 - Other operating expenses).